Debt - Financial Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Interest expense	$ 4,947	$ 6,926	$ 29,557
Interest expense - related party	1,555	1,512	0
Amortization of deferred financing costs	564	658	3,667
Write off of deferred financing costs	0	7,196	3,088
Capitalized Interest	(5,348)	0	0
Other, net	400	68	506
Financial expense, net	$ 2,118	$ 16,360	$ 36,818